Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (88,700,000)
Total, Gross	444,200,000
Impairment of intangible asset	(38,000,000)
Effect of Foreign Currency	(800,000)
Total, Net	316,724,000	373,433,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	10 years
Other intangible assets, Finite lived, gross	283,600,000
Accumulated Amortization	(80,700,000)
Effect of Foreign Currency	(800,000)
Other intangible assets, Finite lived, Net	202,100,000	219,100,000
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	1 year
Other intangible assets, Finite lived, gross	600,000
Other intangible assets, Indefinite lived, gross	149,000,000
Accumulated Amortization	(400,000)
Impairment of intangible asset	(38,000,000)
Effect of Foreign Currency, Indefinite
Other intangible assets, Finite lived, Net	200,000	200,000
Other intangible assets, Indefinite lived, Net	111,000,000	149,000,000
Integrated Software System [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	1 year
Other intangible assets, Finite lived, gross	11,000,000
Accumulated Amortization	(7,600,000)
Other intangible assets, Finite lived, Net	$ 3,400,000	$ 5,100,000